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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:
                                              -----------

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marshfield Associates
Address: 21 Dupont Circle, NW
         Suite 500
         Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Olayinka Odeniran
Title:   CCO
Phone:   202-828-6200

Signature, Place, and Date of Signing:

    /s/ Olayinka Odeniran               Washington, DC            11-12-12
----------------------------------   ---------------------   ----------------
        [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number                       Name

28-
--------------------------                 ------------------------------------
[Repeat as necessary.]

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Marshfield Associates
FORM 13F

30-Sep-12

                                                                                                         Voting Authority
                                                            Value   Shares/ Sh/ Put/ Invstmt  Other   ----------------------
Name of Issuer                 Title of class     CUSIP    (x$1000) Prn Amt Prn Call Dscretn Managers    Sole    Shared  None
------------------------------ -------------- ------------ -------- ------- --- ---- ------- -------- ---------- ------ ------
Arch Capital Group Ltd         COM            G0450A105       94180 2261764 SH       Sole                2097592        164172
Berkshire Hathaway Class A     COM            084670108       17516     132 SH       Sole                    125             7
Berkshire Hathaway Class B     COM            084670702       29802  337895 SH       Sole                 322499         15396
Brown & Brown, Inc.            COM            115236101       92195 3536439 SH       Sole                3303641        232798
C.H. Robinson Worldwide Inc.   COM            12541W209       34798  594021 SH       Sole                 540039         53982
Capital Source Inc             COM            14055X102       35560 4691338 SH       Sole                4358006        333332
Devon Energy Corp              COM            25179M103       22007  363747 SH       Sole                 332969         30778
Expeditors International of Wa COM            302130109       27900  767539 SH       Sole                 711973         55566
Fairfax Financial Hldgs LTD    COM            303901102      101748  263031 SH       Sole                 246039         16992
Fastenal Co                    COM            311900104       36787  855708 SH       Sole                 780706         75002
Goldman Sachs Group Inc        COM            38141G104       58283  512698 SH       Sole                 477397         35301
HomeFed Corp                   COM            43739D307         508   18455 SH       Sole                  18455
Leucadia National Corporation  COM            527288104       55901 2457195 SH       Sole                2280002        177193
Martin Marietta Materials      COM            573284106       46318  558923 SH       Sole                 522613         36310
Mastercard Inc Class A         COM            57636Q104       27550   61021 SH       Sole                  57724          3297
Mc Donald's Corporation        COM            580135101        9553  104120 SH       Sole                  94667          9453
Moody's Corp.                  COM            615369105       61091 1383084 SH       Sole                1277438        105646
NVR Inc.                       COM            62944T105       45861   54305 SH       Sole                  49226          5079
Symetra Financial Corp         COM            87151Q106        3867  314408 SH       Sole                 306099          8309
Toll Brothers Inc              COM            889478103       76635 2306202 SH       Sole                2149809        156393
US Bancorp                     COM            902973304       55788 1626469 SH       Sole                1515931        110538
Union Pacific Corporation      COM            907818108       19767  166531 SH       Sole                 155581         10950
Visa Inc Cl A                  COM            92826C839       11484   85521 SH       Sole                  75890          9631
Waters Corp                    COM            941848103       13293  159525 SH       Sole                 154878          4647
Wells Fargo & Company          COM            949746101      108945 3155071 SH       Sole                2940641        214430
YUM! Brands Inc                COM            988498101       91930 1385747 SH       Sole                1305611         80136
REPORT SUMMARY                             26 DATA RECORDS  1179267           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED